Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000134926
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Macro Capital Opportunities Portfolio
Without Sales Load [Member] | C000134926
Average Annual Return [Line Items]
Average Annual Return, Percent	32.07%	16.49%	10.06%
EATON VANCE Index: MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	27.91%	7.45%	7.68%
EATON VANCE Index: 50% Emg Mkts Equal Country Wt/ 50% MSCI Frontier Mkt
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	35.17%	12.79%	7.25%
EATON VANCE Index: MSCI Emerging Markets Equal Country Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Equal Country Weighted Index
Average Annual Return, Percent	32.27%	14.81%	7.38%
EATON VANCE Index: MSCI Frontier Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Markets Index
Average Annual Return, Percent	37.85%	10.45%	6.78%